Note 5 - Loss Per Share (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	222,600	343,554	354.447	37,972
Preferred Stock 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			75,921